UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Coatue Management, LLC

Address:  126 East 56th Street
          New York, NY 10022


13F File Number: 28-06391

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Phillipe P. Laffont
Title:  Investment Manager
Phone:  (212) 715-5100


Signature, Place and Date of Signing:


/s/ Phillipe Laffont               New York, NY                   05/14/03
-----------------------     --------------------------    ----------------------
     [Signature]                  [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE [If there are no entries in this list, omit this section.]

Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:       NONE

                   Form 13F Information Table Entry Total: 38

Form 13F Information Table Value Total: $213,378
                                       (thousands)


List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                                                      COATUE MANAGEMENT LLC
                                                    Form 13F Information Table
    Column 1                    Column 2       Column 3    Column 4          Column 5     Column 6  Column 7        Column 8
                                                           Market
                                Title                      Value                Sh/ Put/ Investment  Other      Voting Authority
Name of Issuer                  of Class        Cusip      (x1000)      Shares  Prn Call Discretion  Mgrs      Sole    Shared  None
ACTIVISION INC.                 Common          004930202    5,792      400,800  SH       Sole       None     400,800     0     0
ARBITRON INC.                   Common          03875Q108    4,914      155,000  SH       Sole       None     155,000     0     0
AVANEX                          Common          05348W109       56       71,998  SH       Sole       None      71,998     0     0
AVID TECHNOLOGY INC             Common          05367P100    3,218      145,000  SH       Sole       None     145,000     0     0
BOOKS A MILLION INC             Common          098570104       25       11,000  SH       Sole       None      11,000     0     0
BROADWING INC                   Common          111620100    4,279    1,069,700  SH       Sole       None   1,069,700     0     0
BUSINESS OBJECTS, S.A.
   SPON American                Sponsored ADR   12328X107    9,810      600,000  SH       Sole       None     600,000     0     0
CAREER EDUCATION CENTERS INC    Common          141665109    5,137      105,000  SH       Sole       None     105,000     0     0
CDW COMPUTER CENTRES INC        Common          125129106   10,608      260,000  SH       Sole       None     260,000     0     0
CHOICEPOINT INC                 Common          170388102   11,357      335,000  SH       Sole       None     335,000     0     0
COINSTAR INC                    Common          19259P300    9,235      550,000  SH       Sole       None     550,000     0     0
CREE                            Common          225447101    4,642      250,669  SH       Sole       None     250,669     0     0
DELL COMPUTER CORPORATION       Common          247025109   17,260      632,000  SH       Sole       None     632,000     0     0
DSL.NET INC                     Common          262506108       29       76,233  SH       Sole       None      76,233     0     0
EXPEDIA INC                     CMN Class A     302125109   10,849      210,000  SH       Sole       None     210,000     0     0
INRANGE TECHNOLOGIES CORP       CMN Class B     45769V206       65       35,576  SH       Sole       None      35,576     0     0
INTUIT                          Common          461202103   15,624      420,000  SH       Sole       None     420,000     0     0
MCSI INC.                       Common          55270M108       62      181,132  SH       Sole       None     181,132     0     0
MICROSOFT CORP.                 Common          594918104    9,079      375,000  SH       Sole       None     375,000     0     0
NEOFORMA INC                    Common          640475505    8,380      661,953  SH       Sole       None     661,953     0     0
NEOWARE SYSTEMS INC             Common          64065P102    4,121      329,445  SH       Sole       None     329,445     0     0
NETWORK ASSOCIATES              Common          640938106    6,007      435,000  SH       Sole       None     435,000     0     0
NOKIA CORP SPON ADR             Sponsored ADR   654902204   14,010    1,000,000  SH       Sole       None   1,000,000     0     0
OAK TECHNOLOGY INC              Common          671802106    3,371      954,900  SH       Sole       None     954,900     0     0
OMNIVISION TECHNOLOGIES INC     Common          682128103   10,440      503,845  SH       Sole       None     503,845     0     0
OPLINK COMMUNICATIONS INC       Common          68375Q106       14       14,400  SH       Sole       None      14,400     0     0
RENT-A-CENTER INC               Common          76009N100      824       15,000  SH       Sole       None      15,000     0     0
SAP AKTIENGESELLSCHAFT          Sponsored ADR   803054204    5,688      300,000  SH       Sole       None     300,000     0     0
SCHOLASTIC CORPORATION          Common          807066105    2,503       93,086  SH       Sole       None      93,086     0     0
SKILLSOFT PUBLIC LTD CO         Sponsored ADR   830928107      641      241,769  SH       Sole       None     241,769     0     0
STORAGE NETWORKS INC            Common          86211E103       60       67,128  SH       Sole       None      67,128     0     0
SYMANTEC CORP CMN               Common          871503108    9,599      245,000  SH       Sole       None     245,000     0     0
TMP WORLDWIDE INC               Common          872941109    9,822      915,406  SH       Sole       None     915,406     0     0
TRENWICK GROUP LTD              Common          G9032C109       20      164,411  SH       Sole       None     164,411     0     0
USA INTERACTIVE                 Common          902984103    8,492      317,000  SH       Sole       None     317,000     0     0
WEBEX COMMUNICATIONS INC        Common          94767L109    2,312      223,405  SH       Sole       None     223,405     0     0
WEBSENSE INC.                   Common          947684106    3,697      251,662  SH       Sole       None     251,662     0     0
ZIX CORPORATION                 Common          98974P100    1,338      311,211  SH       Sole       None     311,211     0     0
                                                   Total:  213,378


02984.0001 #404534